Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 125,215	$ 133,472
Marketable securities	117,705	288,947
User funds	159,849	153,309
Short-term bank deposits	40,000	144,843
Restricted deposit	3,409	1,315
Other receivables	34,465	34,198
Total current assets	480,643	756,084
Long-term assets:
Marketable securities	0	122,009
Property and equipment, net	3,360	4,271
Operating lease right-of-use assets	3,513	5,122
Deferred tax assets, net	26,423	22,517
Intangible assets, net	36,554	41,882
Goodwill	126,313	110,218
Other non-current assets	7,795	7,871
Total long-term assets	203,958	313,890
Total assets	684,601	1,069,974
Current liabilities:
Trade payables	9,081	5,533
User accounts	149,454	141,691
Deferred revenue	18,567	20,090
Other account payables and accrued expenses	68,426	57,167
Operating lease liabilities	3,365	2,608
Convertible notes, net	0	457,860
Total current liabilities	248,893	684,949
Long-term liabilities:
Operating lease liabilities	798	2,747
Other non-current liabilities	22,926	19,628
Total long-term liabilities	23,724	22,375
Total liabilities	272,617	707,324
Commitments and contingencies
Shareholders’ equity:
Ordinary shares of no par value – Authorized: 127,400,000 shares at December 31, 2025 and 2024; Issued and outstanding: 36,093,139 shares and 35,844,114 shares at December 31, 2025 and 2024, respectively.	0	0
Additional paid-in capital	786,195	727,176
Accumulated deficit	(377,739)	(366,193)
Accumulated other comprehensive income	3,528	1,667
Total shareholders’ equity	411,984	362,650
Total liabilities and shareholders’ equity	$ 684,601	$ 1,069,974